Consolidated statements of changes in equity - EUR (€) € in Millions		Total		Attributable to equity holders of Sanofi		Share capital	Additional paid-in capital		Treasury shares	Reserves and retained earnings	Stock options and other share- based payments	Other comprehensive income	Attributable to non- controlling interests
Beginning balance at Dec. 31, 2021		€ 69,031		€ 68,681		€ 2,527	€ 532		€ (939)	€ 63,013	€ 4,405	€ (857)	€ 350
Other comprehensive income for the period		2,764		2,759						451		2,308	5
Net income for the period		8,484	[1]	8,371						8,371			113
Comprehensive income		11,248		11,130						8,822		2,308	118
Dividend paid out of earnings		(4,168)		(4,168)						(4,168)
Effect of the distribution of an exceptional supplementary dividend of 58% of the shares of EUROAPI to the equity holders of Sanofi	[2]	793		793						793
Payment of dividends to non-controlling interests		(100)		0									(100)
Share repurchase program	[3]	(497)		(497)					(497)
Reduction in share capital	[3]	0				(13)	(587)		600	0
Share-based payment plans:
Exercise of stock options		35	[3]	35	[3]	1	34	[3]
Issuance of restricted shares and vesting of existing restricted shares	[3],[4]	0		0		3	(3)		130	(130)
Employee share ownership plan	[3]	153		153		4	149
Value of services obtained from employees		245		245							245
Tax effects on share-based payments		8		8							8
Other changes in non-controlling interests(d)		(10)		(10)						(10)
Ending balance at Dec. 31, 2022		€ 75,152		74,784		2,522	125		(706)	66,734	4,658	1,451	368
Share-based payment plans:
Dividends paid, ordinary shares per share (in EUR per share)		€ 3.33
Other comprehensive income for the period		€ (1,603)		(1,590)						(77)		(1,513)	(13)
Net income for the period		5,436	[1]	5,400						5,400			36
Comprehensive income		3,833		3,810						5,323		(1,513)	23
Dividend paid out of earnings		(4,454)		(4,454)						(4,454)
Payment of dividends to non-controlling interests		(59)		0									(59)
Share repurchase program	[3]	(593)		(593)					(593)
Exercise of stock options	[3]	37		37		1	36
Issuance of restricted shares and vesting of existing restricted shares	[3],[4]	0		0		3	(3)		115	(115)
Employee share ownership plan	[3]	159		159		4	155
Value of services obtained from employees		283		283							283
Tax effects on share-based payments		3		3							3
Other changes arising from issuance of restricted shares	[5]	2		2						2
Other changes in non-controlling interests		0		(1)						(1)			1
Other changes in non-controlling interests	[6]	(10)		9						9			(19)
Ending balance at Dec. 31, 2023		€ 74,353		74,040		2,530	313		(1,184)	67,499	4,944	(62)	313
Share-based payment plans:
Dividends paid, ordinary shares per share (in EUR per share)		€ 3.56
Other comprehensive income for the period		€ 2,432		2,410						(28)		2,438	22
Net income for the period		5,618		5,560						5,560			58
Comprehensive income		8,050		7,970						5,532		2,438	80
Dividend paid out of earnings		(4,704)		(4,704)						(4,704)
Payment of dividends to non-controlling interests		(44)		0									(44)
Share repurchase program	[3]	(302)		(302)					(302)
Reduction in share capital	[3]	0		0		(12)	(492)		530	(26)
Exercise of stock options	[3]	33		33		1	32
Issuance of restricted shares and vesting of existing restricted shares	[3],[4]	0		0		3	(3)		116	(116)
Employee share ownership plan	[3]	154		154		4	150
Value of services obtained from employees		305		305							305
Tax effects on share-based payments		11		11							11
Other changes arising from issuance of restricted shares	[5]	1		1						1
Ending balance at Dec. 31, 2024		€ 77,857		€ 77,507		€ 2,526	€ 0		€ (840)	€ 68,185	€ 5,260	€ 2,376	€ 350
Share-based payment plans:
Dividends paid, ordinary shares per share (in EUR per share)		€ 3.76

[1]	Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation
[2]	This amount includes the valuation of the shares distributed as a dividend in kind, at a price of €14.58 per share, as of May 10, 2022 (see Note D.1.3).
[3]	See Notes D.15.1., D.15.3., D.15.4. and D.15.5.
[4]	This line includes the use of existing shares to fulfill vested rights under restricted share plans.
[5]	This line comprises the impact of the issuance of restricted shares to former employees of EUROAPI subsequent to the date on which Sanofi lost control of EUROAPI.
[6]	This line mainly comprises changes in non-controlling interests arising from divestments and acquisitions.